Movements in equity (Tables)	12 Months Ended
Dec. 31, 2022
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Summary of Cumulative Translation Exchange in Equity
The cumulative translation exchange in equity is as follows:

	Net translation exchange included in:
	Retained earnings £m	Fair value reserve £m	Non- controlling interests £m	Total translation exchange £m

At 1 January 2020	(524)	(1)	(127)	(652)

Exchange movements on overseas net assets and net investment hedges	(51)	(8)	(34)	(93)

Reclassification of exchange movements on liquidation or disposal of overseas subsidiaries and associates	36	–	–	36

At 31 December 2020	(539)	(9)	(161)	(709)

Exchange movements on overseas net assets and net investment hedges	(239)	–	(20)	(259)

Reclassification of exchange movements on liquidation or disposal of overseas subsidiaries and associates	(25)	–	–	(25)

At 31 December 2021	(803)	(9)	(181)	(993)

Exchange movements on overseas net assets and net investment hedges	109	4	(28)	85

Reclassification of exchange movements on liquidation or disposal of overseas subsidiaries and associates	2	–	–	2

Movement attributable to continuing operations	(692)	(5)	(209)	(906)

Movement attributable to discontinued operations (a)	263	–	112	375

At 31 December 2022	(429)	(5)	97	(531)
(a) Includes £(554) million reclassification to the Consolidated income statement of exchange movements related to the demerger of the Consumer Healthcare business.

Summary of Other Comprehensive Income by Equity Category
The analysis of other comprehensive income by equity category is as follows:

2022	Retained earnings £m	Other reserves £m	Non- controlling interests £m	Total £m

Items that may be subsequently reclassified to income statement:

Exchange movements on overseas net assets and net investment hedges	109	4	–	113

Reclassification of exchange movements on liquidation or disposal of subsidiaries and associates	2	–	–	2

Fair value movements on cash flow hedges	–	(18)	–	(18)

Tax on fair value movements on cash flow hedges	–	9	–	9

Reclassification of cash flow hedges to income	–	14	–	14

Items that will not be reclassified to income statement:

Exchange movements on overseas net assets of non-controlling interests	–	–	(28)	(28)

Fair value movements on equity investments	–	(754)	–	(754)

Tax on fair value movements on equity investments	–	56	–	56

Remeasurement on defined benefit plans	(786)	–	–	(786)

Tax on remeasurement defined benefit plans	211	–	–	211

Fair value movements on cash flow hedges	–	(6)	–	(6)

Other comprehensive (expense)/income for the year from continuing operations	(464)	(695)	(28)	(1,187)

Other comprehensive (expense)/income for the year from discontinued operations	375	(19)	–	356

Total other comprehensive (expense)/income for the year	(89)	(714)	(28)	(831)

2021	Retained earnings £m	Other reserves £m	Non- controlling interests £m	Total £m

Items that may be subsequently reclassified to income statement:

Exchange movements on overseas net assets and net investment hedges	(239)	–	–	(239)

Reclassification of exchange movements on liquidation or disposal of subsidiaries and associates	(25)	–	–	(25)

Fair value movements on cash flow hedges	–	5	–	5

Tax on fair value movements on cash flow hedges	–	(8)	–	(8)

Reclassification of cash flow hedges to income statement	–	12	–	12

Items that will not be reclassified to income statement:

Exchange movements on overseas net assets of non-controlling interests	–	–	(20)	(20)

Fair value movements on equity investments	–	(911)	–	(911)

Tax on fair value movements on equity investments	–	131	–	131

Remeasurement losses on defined benefit plans	941	–	–	941

Tax on remeasurement defined benefit plans	(223)	–	–	(223)

Other comprehensive (expense)/income for the year	454	(771)	(20)	(337)

2020	Retained earnings £m	Other reserves £m	Non- controlling interests £m	Total £m

Items that may be subsequently reclassified to income statement:

Exchange movements on overseas net assets and net investment hedges	(51)	(8)	–	(59)

Reclassification of exchange movements on liquidation or disposal of subsidiaries and associates	36	–	–	36

Fair value movements on cash flow hedges	–	(19)	–	(19)

Tax on fair value movements on cash flow hedges	–	(18)	–	(18)

Reclassification of cash flow hedges to income statement	–	54	–	54

Items that will not be reclassified to income statement:

Exchange movements on overseas net assets of non-controlling interests	–	–	(34)	(34)

Fair value movements on equity investments	–	1,348	–	1,348

Tax on fair value movements on equity investments	–	(220)	–	(220)

Remeasurement gains on defined benefit plans	(187)	–	–	(187)

Tax on remeasurement defined benefit plans	69	–	–	69

Other comprehensive (expense)/income for the year	(133)	1,137	(34)	970
Information on net investment hedges is provided in part (d) of Note 44 ‘Financial instruments and related disclosures’.

Summary of Analysis of Other Reserves
The analysis of other reserves is as follows:

	ESOP Trust shares £m	Fair value reserve £m	Cash flow hedge reserve £m	Other reserves £m	Total £m

At 1 January 2020	(135)	409	(48)	2,129	2,355

Exchange adjustments	20	–	–	–	20

Transferred to retained earnings in the year on disposal of equity investments	–	(207)	–	–	(207)

Net fair value movement in the year	–	1,100	17	–	1,117

Ordinary shares acquired by ESOP Trusts	(609)	–	–	–	(609)

Write-down of shares held by ESOP Trusts	529	–	–	–	529

At 31 December 2020	(195)	1,302	(31)	2,129	3,205

Exchange adjustments	(1)	–	–	–	(1)

Transferred to income and expenses in the year on impairments of equity investments	168	–	–	–	168

Transferred to retained earnings in the year on disposal of equity investments	–	(139)	–	–	(139)

Net fair value movement in the year	–	(780)	10	–	(770)

At 31 December 2021	(28)	383	(21)	2,129	2,463

Exchange adjustments	(36)	28	12	–	4

Transferred to retained earnings in the year on disposal of equity investments	–	(21)	17	–	(4)

Balances derecognised on demerger	–	–	(169)	–	(169)

Net fair value movement in the year	–	(698)	141	–	(557)

Ordinary shares acquired by ESOP Trusts	(1,200)	–	–	–	(1,200)

Write-down of shares held by ESOP Trusts	911	–	–	–	911

At 31 December 2022	(353)	(308)	(20)	2,129	1,448